INCOME TAX - Deferred tax asset and liabilities classification (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 COP ($)
Asset Deferred Tax with effect on Income Statement [Member]
Disclosure Of Income Tax [Line Items]
December 31,2018	$ 704,801
Implementation of Deferred Tax Assets	257,091
Increase In Deferred Tax Assets	172,403
December 31, 2019	620,113
Asset Deferred Tax with effect on Income Statement [Member] | Premises and Equipment [Member]
Disclosure Of Income Tax [Line Items]
December 31,2018	18,117
Implementation of Deferred Tax Assets	11,232
Increase In Deferred Tax Assets	453
December 31, 2019	7,338
Asset Deferred Tax with effect on Income Statement [Member] | Employee Benefits [Member]
Disclosure Of Income Tax [Line Items]
December 31,2018	172,327
Implementation of Deferred Tax Assets	1,083
Increase In Deferred Tax Assets	21,387
December 31, 2019	192,631
Asset Deferred Tax with effect on Income Statement [Member] | Deterioration assessment [Member]
Disclosure Of Income Tax [Line Items]
December 31,2018	56,920
Implementation of Deferred Tax Assets	37,894
Increase In Deferred Tax Assets	99,869
December 31, 2019	118,895
Asset Deferred Tax with effect on Income Statement [Member] | Tax credits settlement [Member]
Disclosure Of Income Tax [Line Items]
December 31,2018	74,189
Implementation of Deferred Tax Assets	3,513
December 31, 2019	70,676
Asset Deferred Tax with effect on Income Statement [Member] | Financial Obligations [Member]
Disclosure Of Income Tax [Line Items]
December 31,2018	291,865
Implementation of Deferred Tax Assets	200,450
Increase In Deferred Tax Assets	135
December 31, 2019	91,550
Asset Deferred Tax with effect on Income Statement [Member] | Investments evaluation [Member]
Disclosure Of Income Tax [Line Items]
December 31,2018	73,863
Implementation of Deferred Tax Assets	1,452
Increase In Deferred Tax Assets	14,026
December 31, 2019	86,437
Asset Deferred Tax with effect on Income Statement [Member] | Other deductions [Member]
Disclosure Of Income Tax [Line Items]
December 31,2018	17,520
Implementation of Deferred Tax Assets	1,467
Increase In Deferred Tax Assets	36,533
December 31, 2019	52,586
Asset Deferred Tax with effect on OCI and Equity [Member]
Disclosure Of Income Tax [Line Items]
December 31,2018	477,876
Implementation of Deferred Tax Assets	70,034
Increase In Deferred Tax Assets	224,505
December 31, 2019	632,347
Asset Deferred Tax with effect on OCI and Equity [Member] | Investments Hedges In Foreign Operations [Member]
Disclosure Of Income Tax [Line Items]
December 31,2018	179,765
Implementation of Deferred Tax Assets	0
Increase In Deferred Tax Assets	20,213
December 31, 2019	199,978
Asset Deferred Tax with effect on OCI and Equity [Member] | Employee Benefits [Member]
Disclosure Of Income Tax [Line Items]
December 31,2018	28,603
Increase In Deferred Tax Assets	10,919
December 31, 2019	39,522
Asset Deferred Tax with effect on OCI and Equity [Member] | Investments evaluation [Member]
Disclosure Of Income Tax [Line Items]
Implementation of Deferred Tax Assets	70,034
Increase In Deferred Tax Assets	75,005
December 31, 2019	4,971
Asset Deferred Tax with effect on OCI and Equity [Member] | IFRS 9 implementation adjustment [Member]
Disclosure Of Income Tax [Line Items]
December 31,2018	269,508	[1]
Implementation of Deferred Tax Assets	0	[1]
Increase In Deferred Tax Assets	118,368	[1]
December 31, 2019	387,876	[1]
Liability Deferred Tax with effect on Income Statement [Member]
Disclosure Of Income Tax [Line Items]
December 31, 2018	(2,122,001)
Implementation of Deferred Tax Liability	350,015
Increase In Deferred Tax Liability	479,848
December 31, 2019	(2,251,834)
Liability Deferred Tax with effect on Income Statement [Member] | Premises and Equipment [Member]
Disclosure Of Income Tax [Line Items]
December 31, 2018	(243,330)
Implementation of Deferred Tax Liability	36,002
Increase In Deferred Tax Liability	7,220
December 31, 2019	(214,548)
Liability Deferred Tax with effect on Income Statement [Member] | Deterioration assessment [Member]
Disclosure Of Income Tax [Line Items]
December 31, 2018	(375,178)
Implementation of Deferred Tax Liability	33,716
Increase In Deferred Tax Liability	11,374
December 31, 2019	(352,836)
Liability Deferred Tax with effect on Income Statement [Member] | Participatory Titles Evaluation [Member]
Disclosure Of Income Tax [Line Items]
December 31, 2018	(139,963)
Implementation of Deferred Tax Liability	84,335
Increase In Deferred Tax Liability	68,136
December 31, 2019	(123,764)
Liability Deferred Tax with effect on Income Statement [Member] | Lease restatement [Member]
Disclosure Of Income Tax [Line Items]
December 31, 2018	(213,359)
Implementation of Deferred Tax Liability	0
Increase In Deferred Tax Liability	42,072
December 31, 2019	(255,431)
Liability Deferred Tax with effect on Income Statement [Member] | Derivatives' evaluation [Member]
Disclosure Of Income Tax [Line Items]
December 31, 2018	(178,470)
Implementation of Deferred Tax Liability	178,466
Increase In Deferred Tax Liability	0
December 31, 2019	(4)
Liability Deferred Tax with effect on Income Statement [Member] | Goodwill [Member]
Disclosure Of Income Tax [Line Items]
December 31, 2018	(858,849)
Implementation of Deferred Tax Liability	16,252
Increase In Deferred Tax Liability	177,373
December 31, 2019	(1,019,970)
Liability Deferred Tax with effect on Income Statement [Member] | Properties Received in Payment [Member]
Disclosure Of Income Tax [Line Items]
December 31, 2018	(77,043)
Implementation of Deferred Tax Liability	41
Increase In Deferred Tax Liability	15,711
December 31, 2019	(92,713)
Liability Deferred Tax with effect on Income Statement [Member] | Other deductions [Member]
Disclosure Of Income Tax [Line Items]
December 31, 2018	(35,809)
Implementation of Deferred Tax Liability	1,203
Increase In Deferred Tax Liability	157,962
December 31, 2019	(192,568)
Liability Deferred Tax with effect on OCI and Equity [Member]
Disclosure Of Income Tax [Line Items]
December 31, 2018	(107,794)
Implementation of Deferred Tax Liability	74,664
Increase In Deferred Tax Liability	88,452
December 31, 2019	(121,582)
Liability Deferred Tax with effect on OCI and Equity [Member] | Employee Benefits [Member]
Disclosure Of Income Tax [Line Items]
December 31, 2018	(3,917)
Implementation of Deferred Tax Liability	3,950
Increase In Deferred Tax Liability	33
Liability Deferred Tax with effect on OCI and Equity [Member] | Investments evaluation [Member]
Disclosure Of Income Tax [Line Items]
December 31, 2018	(95,283)
Implementation of Deferred Tax Liability	70,051
Increase In Deferred Tax Liability	87,629
December 31, 2019	(112,861)
Liability Deferred Tax with effect on OCI and Equity [Member] | Investments In Associates Accounted For Using Equity Method [Member]
Disclosure Of Income Tax [Line Items]
December 31, 2018	(663)
Implementation of Deferred Tax Liability	663
Increase In Deferred Tax Liability	695
December 31, 2019	(695)
Liability Deferred Tax with effect on OCI and Equity [Member] | IFRS 9 implementation adjustment [Member]
Disclosure Of Income Tax [Line Items]
December 31, 2018	(7,931)	[1],[2]
Implementation of Deferred Tax Liability	0	[1],[2]
Increase In Deferred Tax Liability	95	[1],[2]
December 31, 2019	$ (8,026)	[1],[2]

[1]	December 31, 2018 Implementation Increase December 31, 2019In millions of Colombian pesosAsset Deferred Tax with effect on OCI and Equity:Net investment coverage in operations abroad 179,765 - 20,213 199,978Employee Benefits 28,603 - 10,919 39,522Investments evaluation - 70,034 75,005 4,971implementation adjustment(1) 269,508 - 118,368 387,876Total Asset Deferred Tax with effect on OCI and Equity 477,876 70,034 224,505 632,347Value recorded against retained earnings, not other comprehensive income (OCI).
[2]	Effect on Grupo Agromercantil Holding due to an increase in the investments